Share-Based Payments (Tables)	12 Months Ended
Dec. 31, 2017
Summary Of Breakdown of the Closing Balance

Breakdown of the Closing Balance

	Year ended December 31,
	2015		2016		2017
Number of BSA2010	Outstanding	Exercisable	Outstanding	Exercisable	Outstanding	Exercisable
BSA2010 with exercise price of €77	1,044	1,044	610	610	500	500
Total	1,044	1,044	610	610	500	500

BSA [Member]
Summary Details of Share Based Payments

Details of BSA

Date of grant (Board of Directors)	12/07/2007	12/07/2007	12/07/2007	12/07/2007	01/17/2012	01/17/2012	01/17/2012	01/17/2012
Vesting period (years)	1	2	3	4	1	2	3	4
Plan expiration date	12/08/2017	12/08/2017	12/08/2017	12/08/2017	01/17/2022	01/17/2022	01/17/2022	01/17/2022
Number of BSA granted	431	431	428	427	22,459	22,459	22,459	22,458
Share entitlement per BSA(1)	15	15	15	15	1	1	1	1
Exercise price (in euros)	65	65	65	65	5.13	5.13	5.13	5.13
Valuation method used	Black - Scholes
Grant date share fair value (in euros)	65	65	65	65	5.13	5.13	5.13	5.13
Expected volatility	40%	40%	40%	40%	40%	40%	40%	40%
Average life of BSA (in years)	4.5	5.0	5.5	6.0	5.5	6.0	6.5	7.0
Discount rate(2)	4.06%	4.09%	4.09%	4.10%	2.33%	2.33%	2.61%	2.61%
Expected dividends	0%	0%	0%	0%	0%	0%	0%	0%
Performance conditions	NA	NA	NA	NA	NA	NA	NA	NA
Fair value per BSA (in euros)	22.18	23.62	24.95	26.22	2.05	2.14	2.26	2.34

(1)	The number of shares takes into account an exercise parity adjusted by the division by 15 of the nominal value of the shares decided by the general meeting on December 9, 2011; each BSA warrant now gives the right to subscribe to 15 new shares instead of 1 new share. For the same reason, the exercise price of each BSA plan was adjusted as a result and is thus equal to 1/15th of the price initially determined by the general meeting that authorized each of the plans.
(2)	Based on French government bonds (GFRN) with a maturity corresponding to the maturity of BSA.

Date of grant (Board of Directors)	09/25/2012	09/25/2012	09/25/2012	09/25/2012	07/25/2013	06/03/2014
Vesting period (years)	1	2	3	4	0	0
Plan expiration date	09/25/2022	09/25/2022	09/25/2022	09/25/2022	07/25/2023	06/03/2024
Number of BSA granted	7 500	7 500	7 500	7 500	73 000	10 000
Share entitlement per BSA	1	1	1	1	1	1
Exercise price (in euros)	8.59	8.59	8.59	8.59	8.1	18.79
Valuation method used	Black - Scholes
Grant date share fair value (in euros)	8.4	8.4	8.4	8.4	8.15	19.01
Expected volatility	40%	40%	40%	40%	40%	40%
Average life of BSA (in years)	5.5	6.0	6.5	7.0	5.0	5.0
Discount rate(1)	1.21%	1.21%	1.53%	1.53%	1.16%	0.71%
Expected dividends	0%	0%	0%	0%	0%	0%
Performance conditions	NA	NA	NA	NA	NA	NA
Fair value per BSA (in euros)	2.29	2.43	2.61	2.74	2.18	4.98

(1)	Based on French government bonds (GFRN) with a maturity corresponding to the maturity of BSA.

Date of grant (Board of Directors)	03/24/2015	11/19/2015	12/15/2015	06/21/2016
Vesting period (years)
Plan expiration date	03/24/2025	11/19/2025	12/15/2015	06/21/2016
Number of BSA granted	10,000	15,000	90,000 (1)	20,000
Share entitlement per BSA	1	1	1	1
Exercise price (in euros)	43.00	66.06	64,14	52.97
Valuation method used	Black - Scholes
Grant date share fair value (in euros)	43	66.06	42.61	61.25
Expected volatility	36%	50.91%	51%	47%
Average life of BSA (in years)	5.0	5.0	5.0	5.0
Discount rate(1)	0.68%	0.81%	-0.09%	-0.41%
Expected dividends	0%	0%	0%	0%
Performance conditions	NA	NA	NA	NA
Fair value per BSA (in euros)	9.90	22.60	7.28	21.59

Date of grant (Board of Directors)	12/09/2016	06/15/2017
Vesting period (years)	0	0
Plan expiration date	12/09/2026	06/15/2027
Number of BSA granted	59,000	9,000
Share entitlement per BSA	1	1
Exercise price (in euros)	69.75	59.05
Valuation method used	Black - Scholes
Grant date share fair value (in euros)	63.18	73.32
Expected volatility	40%	39%
Average life of BSA (in years)	5.0	5.0
Discount rate(1)	-0.04%	-0.12%
Expected dividends	0%	0%
Performance conditions	NA	NA
Fair value per BSA (in euros)	12.94	24.02

(1)	Based on French government bonds (GFRN) with a maturity corresponding to the maturity of BSA.

Summary Of Change in Number of Outstanding shares

Change in Number of BSA Outstanding

	Year ended December 31,
Number of BSA	2015	2016	2017
Balance at beginning of period	196,480	143,694	147,359
Granted during the period	25,000	93,500	68,000
Forfeited during the period	—	—	24,902
Exercised during the period	77,786	89,835	9,359
Expired during the period	—	—	—
Balance at end of period	143,694	147,359	181,008

Summary Breakdown of the Closing Balance

Breakdown of the Closing Balance

	Year ended December 31,
	2015		2016		2017
Number of BSA	Outstanding	Exercisable	Outstanding	Exercisable	Outstanding	Exercisable
BSA2010 with exercise price of €65	859	859	859	859	—	—
BSA2010 with exercise price of €5.13	89,835	—	—	—	—	—
BSA2010 with exercise price of €8.59	10,000	10,000	10,000	10,000	7,500	7,500
BSA2010 with exercise price of €8.10	13,000	13,000	13,000	13,000	9,500	9,500
BSA2010 with exercise price of €18.79	5,000	5,000	5,000	5,000	2,500	2,500
BSA with exercise price of €43.00	10,000	10,000	10,000	10,000	10,000	10,000
BSA with exercise price of €66.06	15,000	15,000	15,000	15,000	15,000	15,000
BSA with exercise price of €64.14	—	—	73,500	73,500	73,500	73,500
BSA with exercise price of €52.97	—	—	20,000	20,000	20,000	20,000
BSA with exercise price of €69.75	—	—	—	—	34,008	34,008
BSA with exercise price of €59.05	—	—	—	—	9,000	9,000
Total	143,694	53,859	147,359	147,359	181,008	181,008

BSA 2 [Member]
Summary Of Change in Number of Outstanding shares

Change in Number of BSA 2 Outstanding

	Year ended December 31
Number of BSA2	2015	2016	2017
Balance at beginning of period	8,049	—	—
Granted during the period	—	—	—
Forfeited during the period	—	—	—
Exercised during the period	8,049	—	—
Expired during the period	—	—	—
Balance at end of period	—	—	—

BSA2010 [Member]
Summary Details of Share Based Payments

Details of BSA2010

Date of grant (Board of Directors)	01/28/2011	01/28/2011	01/28/2011	01/28/2011	06/24/2011	06/24/2011	06/24/2011	06/24/2011
Vesting period (years)	0.9	1.9	2.9	3.9	0.5	1.5	2.5	3.5
Plan expiration date	01/27/2021	01/27/2021	01/27/2021	01/27/2021	11/22/2021	11/22/2021	11/22/2021	11/22/2021
Number of BSA2010 granted	2,510	2,510	2,510	2,509	2,000	2,000	2,000	2,000
Share entitlement per BSA2010(1)	15	15	15	15	15	15	15	15
Exercise price (in euros)	77	77	77	77	77	77	77	77
Valuation method used	Black - Scholes				Black - Scholes
Grant date share fair value (in euros)	77	77	77	77	77	77	77	77
Expected volatility	40%	40%	40%	40%	40%	40%	40%	40%
Average life of BSA2010 (in years)	5.5	6.0	6.5	7.0	5.5	6.0	6.5	7.0
Discount rate(2)	2.70%	2.82%	2.82%	3.04%	2.55%	2.68%	2.68%	2.87%
Expected dividends	0%	0%	0%	0%	0%	0%	0%	0%
Performance conditions	NA	NA	NA	NA	NA	NA	NA	NA
Fair value per BSA2010 (in euros)	31.33	32.90	34.23	35.84	31.15	32.70	34.02	35.57

(1)	The number of shares takes into account an exercise parity adjusted by the division by 15 of the nominal value of the shares decided by the general meeting on December 9, 2011; each BSA2010 warrant now gives the right to subscribe to 15 new shares instead of 1 new share. For the same reason, the exercise price of each BSA2010 plan was adjusted as a result and is thus equal to 1/15th of the price initially determined by the general meeting that authorized each of the plans.
(2)	Based on French government bonds (GFRN) with a maturity corresponding to the maturity of BSA2010.

Date of grant (Board of Directors)	11/22/2011	11/22/2011	11/22/2011	11/22/2011
Vesting period (years)	1.0	2.0	3.0	4.0
Plan expiration date	11/22/2021	11/22/2021	11/22/2021	11/22/2021
Number of BSA2010 granted	335	335	334	334
Share entitlement per BSA(1)	15	15	15	15
Exercise price (in euros)	77	77	77	77
Valuation method used	Black - Scholes
Grant date share fair value (in euros)	77	77	77	77
Expected volatility	40%	40%	40%	40%
Average life of BSA (in years)	5.5	6.0	6.5	7.0
Discount rate(2)	2.23%	2.60%	2.60%	2.85%
Expected dividends	0%	0%	0%	0%
Performance conditions	NA	NA	NA	NA
Fair value per BSA (in euros)	30.70	32.58	33.89	35.54

(1)	The number of shares takes into account an exercise parity adjusted by the division by 15 of the nominal value of the shares decided by the general meeting on December 9, 2011; each BSA2010 warrant now gives the right to subscribe to 15 new shares instead of 1 new share. For the same reason, the exercise price of each BSA2010 plan was adjusted as a result and is thus equal to 1/15th of the price initially determined by the general meeting that authorized each of the plans.
(2)	Based on French government bonds (GFRN) with a maturity corresponding to the maturity of BSA2010.

Summary Breakdown of the Closing Balance

Breakdown of the Closing Balance

Year ended December 31,
	2015		2016		2017
Number of BSA2	Outstanding	Exercisable	Outstanding	Exercisable	Outstanding	Exercisable
BSA2 with exercise price of €65	—	—	—	—	—	—
Total	—	—	—	—	—	—

Summary Of Breakdown of the Closing Balance

Change in Number of BSA2010 Outstanding

	Year ended December 31,
Number of BSA	2015	2016	2017
Balance at beginning of period	8,334	1,044	610
Granted during the period	—	—	—
Forfeited during the period	—	—	—
Exercised during the period	7,290	434	110
Expired during the period	—	—	—
Balance at end of period	1,044	610	500

BCE 4 [Member]
Summary Details of Share Based Payments

Details of BCE4

Date of grant (Board of Directors)	01/21/2009	01/21/2009	01/21/2009	01/21/2009	01/21/2009
Vesting period (years)	0	1	2	3	4
Plan expiration date	01/20/2019	01/20/2019	01/20/2019	01/20/2019	01/20/2019
Number of BCE4 granted	2,411	1,340	536	536	535
Share entitlement per BCE4(1)	15	15	15	15	15
Exercise price (in euros)	65	65	65	65	65
Valuation method used	Black - Scholes
Grant date share fair value (in euros)	70	70	70	70	70
Expected volatility	40%	40%	40%	40%	40%
Average life of BCE4 (in years)	5.0	5.5	6.0	6.5	7.0
Discount rate(2)	2.71%	2.71%	2.98%	2.98%	3.11%
Expected dividends	0%	0%	0%	0%	0%
Performance conditions	NA	NA	NA	NA	NA
Fair value per BCE4 (in euros)	29.06	30.33	31.90	33.06	34.35

(1)	The number of shares takes into account an exercise parity adjusted by the division by 15 of the nominal value of the shares decided by the general meeting on December 9, 2011; each BCE4 warrant now gives the right to subscribe to 15 new shares instead of 1 new share. For the same reason, the exercise price of each BCE4 plan was adjusted as a result and is thus equal to 1/15th of the price initially determined by the general meeting that authorized each of the plans.
(2)	Based on French government bonds (GFRN) with a maturity corresponding to the maturity of BCE4.

Summary Of Change in Number of BCE4 Outstanding

Change in Number of BCE4 Outstanding

	Year ended December 31,
Number of BCE4	2015	2015	2016
Balance at beginning of period	5,358	2,691	2,691
Granted during the period	—	—	—
Forfeited during the period	—	—	—
Exercised during the period	2,667	—	2,691
Expired during the period	—	—	—
Balance at end of period	2,691	2,691	—

Summary of Number of Share Options Oustanding and Exercisable

Breakdown of the Closing Balance

	Year ended December 31,
	2015		2016		2017
Number of BCE4	Outstanding	Exercisable	Outstanding	Exercisable	Outstanding	Exercisable
BCE4 with exercise price of €65	2,691	2,691	2,691	2,691	—	—
Total	2,691	2,691	2,691	2,691	—	—

BCE2010 [Member]
Summary Details of Share Based Payments

Details of BCE2010

Date of grant (Board of Directors)	06/24/2011	06/24/2011	06/24/2011	06/24/2011	11/22/2011	11/22/2011	11/22/2011	11/22/2011
Vesting period (years)	0.5	1.5	2.5	3.5	1	2	3	4
Plan expiration date	11/22/2021	11/22/2021	11/22/2021	11/22/2021	11/22/2021	11/22/2021	11/22/2021	11/22/2021
Number of BCE2010 granted	6,000	6,000	6,000	6,000	2,510	2,510	2,510	2,509
Share entitlement per BCE2010(1)	15	15	15	15	15	15	15	15
Exercise price (in euros)	77	77	77	77	77	77	77	77
Valuation method used	Black and Scholes
Grant date share fair value (in euros)	77	77	77	77	77	77	77	77
Expected volatility	40%	40%	40%	40%	40%	40%	40%	40%
Average life of BCE2010 (in years)	5.5	6.0	6.5	7.0	5.4	5.9	6.4	6.9
Discount rate(2)	2.55%	2.68%	2.68%	2.87%	2.05%	2.42%	2.42%	2.66%
Expected dividends	0%	0%	0%	0%	0%	0%	0%	0%
Performance conditions	NA	NA	NA	NA	NA	NA	NA	NA
Fair value per BCE2010 (in euros)	31.16	32.71	34.03	35.58	30.42	32.29	33.58	35.2

(1)	The number of shares takes into account an exercise parity adjusted by the division by 15 of the nominal value of the shares decided by the general meeting on December 9, 2011; each BCE2010 warrant now gives the right to subscribe to 15 new shares instead of 1 new share. For the same reason, the exercise price of each BCE2010 plan was adjusted as a result and is thus equal to 1/15th of the price initially determined by the general meeting that authorized each of the plans.
(2)	Based on French government bonds (GFRN) with a maturity corresponding to the maturity of BCE2010.

Summary Of Change in Number of Outstanding shares

Change in Number of BCE2010 Outstanding

	Year ended December 31,
Number of BCE2010	2015	2016	2017
Balance at beginning of period	29,972	15,974	12,339
Granted during the period	—	—	—
Forfeited during the period	—	—	—
Exercised during the period	13,998	3,635	1,334
Expired during the period	—	—	—
Balance at end of period	15,974	12,339	11,005

Summary Breakdown of the Closing Balance

Breakdown of the Closing Balance

	Year ended December 31,
	2015		2016		2017
Number of BCE2010	Outstanding	Exercisable	Outstanding	Exercisable	Outstanding	Exercisable
BCE2010 with exercise price of €77.00	15,974	15,974	12,339	12,339	11,005	11,005
Total	15,974	15,974	12,339	12,339	11,005	11,005

Share Option [Member]
Summary Details of Share Based Payments

Details of SO

Date of grant (Board of Directors)	09/18/2013	06/03/2014	06/23/2015	11/19/2015	01/04/2016	04/21/2016	05/02/2016
Vesting period (years)	4	2	1-4	1-4	1-4	1-4	1-4
Plan expiration date	09/18/2023	06/03/2024	06/23/2025	11/19/2025	01/04/2026	04/21/2026	05/02/2026
Number of SO granted	518,000	75,000	120,000	195,000	75,000	33,000	22,000
Share entitlement per SO	1	1	1	1	1	1	1
Exercise price (in euros)	7.57	19.01	48.9	66.06	65.68	62.82	59.04
Valuation method used	Black - Scholes
Grant date share fair value (in euros)	7.9	19.01	48.9	66.06	65.68	62.82	58.62
Expected volatility	40%	40%	51%	51%	49.3%-49.8%	49.4%-50.7%	49.3%-50.6%
Average life of SO (in years)	7	6	7	7	5-7	5-7	5-7
Discount rate(1)	1.72%	0.89%	0.89%	0.81%	0.39%	0.04%	0.10%
Expected dividends	0%	0%	0%	0%	0%	0%	0%
Performance conditions	NA	NA	NA	NA	NA	NA	NA
Fair value per SO (in euros)	3.57	7.46	25.28	34.05	29.5-32.6	28.3 – 30.9	26.4-28.8

(1)	Based on French government bonds (GFRN) with a maturity corresponding to the maturity of SO.

Date of grant	06/21/2016	08/01/2016	09/15/2016	10/17/2016		11/15/2016		12/09/2016		12/15/2016
Vesting period (years)	1-4	1-4	1-4	1-4		1-4		1-4		1-4
Plan expiration date	06/21/2026	08/01/2026	09/15/2016	10/17/2026		11/15/2026		12/09/2026		12/15/2026
Number of SO granted	110,000	10,000	9,300	16,500		8,300		74,960		1,100
Share entitlement per SO	1	1	1	1		1		1		1
Exercise price (in euros)	53.96	62.24	62.8	64.39		68.33		69.75		69.35
Valuation method used	Black - Scholes
Grant date share fair value (in euros)	52.97	62.24	62.8	64.39		68.33		69.75		69.35
Expected volatility	49.1%-50.3%	48.8%-49.8%	48.6%-49.4%	48.0%-48.9%		47.8%-48.8%		47.7%-48.5%		40.44%
Average life of SO (in years)	5-7	5-7	5-7	5-7		5-7		5-7		5-7
Discount rate(1)	-0.01%	-0.25%	-0.18%	-0.32 -0.15	% %	-0.11 +0.16	% %	-0.2 +0.18	% %	-0.18 +0.16	% %
Expected dividends	0%	0%	0%	0%		0%		0%		0%
Performance conditions	NA	NA	NA	NA		NA		NA		NA
Fair value per SO (in euros)	23.4-25.5	27.3-29.9	27.4-30.1	27.6-30.6		29.4-32.7		29.7-33.4		25.2-28.7

1)	Based on French government bonds (GFRN) with a maturity corresponding to the maturity of SO.

Date of grant	01/16/2017		03/15/2017		04/18/2017		06/15/2017		06/15/2017		07/17/2017		09/15/2017
Vesting period (years)	1-4		1-4		1-4		1-4		1-4		1-4		1-4
Plan expiration date	01/16/2027		03/15/2027		04/18/2027		06/15/2027		06/15/2027		07/17/2027		09/15/2027
Number of SO granted	19,100		7,200		16,500		126,000		111.600		30,900		52,600
Share entitlement per SO	1		1		1		1		1		1		1
Exercise price (in euros)	66.11		66.25		60.77		59.05		60.54		71.61		74.22
Valuation method used	Black - Scholes
Grant date share fair value (in euros)	66.11		65.42		59.73		59.05		59.05		71.61		71.80
Expected volatility	40.21%		39.82%		39.63%		39.23%		39.23%		38.84%		38.57%
Average life of SO (in years)	5-7		5-7		5-7		5-7		5-7		5-7		5-7
Discount rate(1)	-0.17 +0.19	% %	+0.21 +0.61	% %	+0.02 +0.39	% %	-0.21 +0.07	% %	-0.21 +0.07	% %	+0.01 +0.34	% %	-0.14 +0.19	% %
Expected dividends	0%		0%		0%		0%		0%		0%		0%
Performance conditions	NA		NA		NA		NA		NA		NA		NA
Fair value per SO (in euros)	23.9-27.2		23.6-27.1		21.2-24.2		20.8 – 23.6		20.4-23.22		25.3 – 28.2		24.3 – 27.8

(1)	Based on French government bonds (GFRN) with a maturity corresponding to the maturity of SO.

Date of grant	12/05/2017		12/15/2017
Vesting period (years)	1-4		1-4
Plan expiration date	12/05/2027		12/15/2027
Number of SO granted	625,200		8,300
Share entitlement per SO	1		1
Exercise price (in euros)	39.00		38.18
Valuation method used	Black - Scholes
Grant date share fair value (in euros)	35.73		36.43
Expected volatility	43.23%		43.13%
Average life of SO (in years)	5-7		5-7
Discount rate(1)	-0.23 +0.07	% %	-0.23 +0.07	% %
Expected dividends	0%		0%
Performance conditions	NA		NA
Fair value per SO (in euros)	12.9 – 14.7		13.5 – 15.4

(1)	Based on French government bonds (GFRN) with a maturity corresponding to the maturity of SO.

Disclosure of Change in Number of Share Options Outstanding

Change in Number of SO Outstanding

	December 31,
Number of SO	2015	2016	2017
Balance at beginning of period	546,000	861,000	1,160,060
Granted during the period	315,000	359,060	998,500
Forfeited during the period	—	25,000	24,260
Exercised during the period	—	35,000	1,200
Expired during the period	—	—	—
Balance at end of period	861,000	1,160,060	2,133,100

SO [Member]
Summary Of Change in Number of Outstanding shares

Breakdown of the Closing Balance

	Year ended December 31,
	2015		2016		2017
Number of SO	Outstanding	Exercisable	Outstanding	Exercisable	Outstanding	Exercisable
SO with exercise price of €7.57	471,000	—	471,000	—	471,000	471,000
SO with exercise price of €19.01	75,000	—	40,000	40,000	40,000	40,000
SO with exercise price of €48.90	120,000	—	120,000	45,000	120,000	75,000
SO with exercise price of €66.06	195,000	—	170,000	—	170,000	85,000
SO with exercise price of €65.68	—	—	75,000	—	75,000	18,750
SO with exercise price of €62.82	—	—	33,000	—	33,000	8,250
SO with exercise price of €59.04	—	—	22,000	—	22,000	5,500
SO with exercise price of €53.96	—	—	110,000	—	101,300	24,425
SO with exercise price of €62.24	—	—	10,000	—	10,000	2,500
SO with exercise price of €62.80	—	—	9,300	—	9,300	2,325
SO with exercise price of €64.39	—	—	16,500	—	9,300	2,325
SO with exercise price of €68.33	—	—	8,300	—	8,300	2,075
SO with exercise price of €69.75	—	—	74,960	—	72,900	18,225
SO with exercise price of €66.35	—	—	—	—	1,100	275
SO with exercise price of €66.11	—	—	—	—	19,100	—
SO with exercise price of €66.25	—	—	—	—	7,200	—
SO with exercise price of €60.77	—	—	—	—	16,500	—
SO with exercise price of €59.05	—	—	—	—	118,500	—
SO with exercise price of €60.54	—	—	—	—	111,600	—
SO with exercise price of €71.61	—	—	—	—	30,900	—
SO with exercise price of €74.22	—	—	—	—	52,600	—
SO with exercise price of €39.00	—	—	—	—	625,200	—
SO with exercise price of €38.18	—	—	—	—	8,300	—
Total	861,000	—	1,160,000	85,000	2,133,100	755,650

Free Share [Member]
Summary Details of Share Based Payments

Details of Free Shares

Date of grant (Board of Directors)	04/02/2012	07/25/2012	11/28/2012	07/25/2013&09/12/2013	06/03/2014
Vesting period (years)	2	2	2	2	2
Number of free shares granted	669,796	134,081	35,360	501,500	186,000
Share entitlement per free share (1)	1	1	1	1	1
Grant date share fair value (in euros)	8.86	8.20	8.70	7.96	19.01
Expected dividends	0%	0%	0%	0%	0%
Performance conditions	Yes (1)	Yes (1)	No	Yes (2)	Yes (3)
Expected turnover during the vesting period	1%	1%	1%	1%	1%

Date of grant (Board of Directors)	09/30/2015		12/15/2015
Vesting period (years)	2		2
Number of free shares granted	708,500		42,000
Share entitlement per free share (1)	1		1
Grant date share fair value (in euros)	62.99		64.14
Expected dividends	0%		0%
Performance conditions	Yes	(4)	Yes	(4)
Expected turnover during the vesting period	0%		0%

(1)	The acquisition of free shares is contingent for certain individuals (the “Key Managers”), including Dr. Benhamou, upon the achievement of the three performance criteria below:

•	One-third of the shares allocated to Key Managers will only be acquired from the later of the two following dates (i) expiry of a period of two years from the date of allocation and (ii) inclusion of the 100th patient in the VIPES phase II study.

•	One-third of the shares allocated to Key Managers will only be acquired from the later of the two following dates (i) expiry of a period of two years from the date of allocation and (ii) achievement of the principal evaluation criterion in the VIPES phase II study.

•	One-third of the shares allocated to Key Managers will only be acquired from the later of the two following dates (i) expiry of a period of two years from the date of allocation and (ii) inclusion of the first patient in the Viaskin Milk phase II study.

(2)	The acquisition of free shares is contingent for the Key Managers, including Dr. Benhamou, upon the achievement of the three performance criteria below:

•	One-third of the shares allocated to Key Managers will only be acquired from the later of the two following dates (i) expiry of a period of two years from the date of allocation and (ii) inclusion of the 100th patient in the Viaskin Peanut phase III study a maximum of twelve (12) months after the inclusion of the first patient in the study.

•	One-third of the shares allocated to Key Managers will only be acquired from the later of the two following dates (i) expiry of a period of two years from the date of allocation and (ii) approval by the FDA of a protocol for the Phase III trial of Viaskin Peanut.

•	One-third of the shares allocated to Key Managers will only be acquired from the later of the two following dates (i) expiry of a period of two years from the date of allocation and (ii) an increase of at least fifty (50) per cent for five (5) consecutive days of the Company’s share price compared with the closing price of the Company’s shares listed on Euronext Paris on the day of the adoption of the 2013 free share allocation plan, or July 25, 2013.

It is specified that in the event of a change of control of the Company (as defined in Article L. 233-3 of the Commercial Code), the performance criteria will be considered as definitively achieved.

(3)	The acquisition of free shares is contingent for the Key Managers, including Dr. Benhamou, upon the achievement of the two performance criteria below:

•	Half of the shares allocated to Key Managers will only be acquired from the later of the two following dates (i) expiry of a period of two years from the date of allocation and (ii) inclusion of the 100th patient in the Viaskin Peanut phase III study a maximum of twelve (12) months after the inclusion of the first patient in the study.

•	Half of the shares allocated to Key Managers will only be acquired from the later of the two following dates (i) expiry of a period of two years from the date of allocation and (ii) approval by the FDA of a protocol for the Phase III trial of Viaskin Peanut.

(4)	The acquisition of free shares is contingent for all the employees, including Dr. Benhamou, upon the achievement of the three performance criteria below:

•	One third of the shares will only be acquired from the later of the following two dates : (i) the end of the 2 year vesting period which runs from September 30, 2015 and (ii) achievement of the primary efficacy endpoint of the Phase III ‘Pepites’ trial for Viaskin Peanut; on December 13, 2017, the Board determined that the results from the PEPITES trial did not mean that the performance criteria was not reached and has precised this condition.

•	One third of the shares will only be acquired from the later of the following two dates : (i) the end of the 2 year vesting period which runs from September 30, 2015 and (ii) achievement of the primary efficacy endpoint of the Phase II ‘Miles’ trial for Viaskin Milk;

•	One third of the shares will only be acquired from until the later of the following two dates: (i) the end of the 2 year vesting period which runs from September 30, 2015 and (ii) the beginning of clinical testing of another product candidate from the Viaskin platform.

Board of Directors Grant date	04/06/2016	06/21/2016	08/16/2016	09/01/2016	10/27/2016	12/09/2016
Vesting period (years)	2	2	2	2	2	2
Number of free shares granted	63,750	193,000	10,000	5,000	15,000	23,600
Share entitlement per free share	1	1	1	1	1	1
Grant date share fair value (in euros)	62.40	52.97	60.68	61.49	67.44	69.75
Expected dividends	0%	0%	0%	0%	0%	0%
Performance conditions	yes (1)	yes (1)	yes (1)	yes (1)	yes (2)	yes (2)
Expected turnover during the vesting period	0%	0%	0%	0%	0%	0%

(1)	The acquisition of free shares is contingent for all the employees, including Dr. Benhamou, upon the achievement of the three performance criteria below:

•	One third of the shares will only be acquired from the later of the following two dates: (i) the end of the 2 year vesting period which runs from Grant Date and (ii) achievement of the primary efficacy endpoint of the Phase III ‘Pepites’ trial for Viaskin Peanut; on December 13, 2017, the Board determined that the results from the PEPITES trial did not mean that the performance criteria was not reached and has precised this condition.

•	One third of the shares will only be acquired from the later of the following two dates: (i) the end of the 2 year vesting period which runs from Grant Date and (ii) achievement of the primary efficacy endpoint of the Phase II ‘Miles’ trial for Viaskin Milk;

•	One third of the shares will only be acquired from until the later of the following two dates: (i) the end of the 2 year vesting period which runs from Grant date and (ii) the beginning of clinical testing of another product candidate from the Viaskin platform.

(2)	The acquisition of free shares is contingent for key and new employees upon the achievement of the two performance criteria below:

•	Half of the shares will only be acquired from the later of the following two dates: (i) the end of the 2 year vesting period which runs from Grant Date and (ii) achievement of the primary efficacy endpoint of the Phase III ‘Pepites’ trial for Viaskin Peanut; on December 13, 2017, the Board determined that the results from the PEPITES trial did not mean that the performance criteria was not reached and has precised this condition.

•	Half of the shares will only be acquired from the later of the following two dates: (i) the end of the 2 year vesting period which runs from Grant Date and (ii) achievement of the primary efficacy endpoint of the Phase II ‘Miles’ trial for Viaskin Milk.

Performance conditions other than market conditions, which are taken into account by adjusting the number of equity instruments included in the measurement of the transaction amount, but are not taken into account when estimating the fair value of the shares.

Board of Directors Grant date	03/14/2017	04/20/2017
Vesting period (years)	2	2
Number of free shares granted	22,500	24,000
Share entitlement per free share	1	1
Grant date share fair value (in euros)	68.07	61.20
Expected dividends	0%	0%
Performance conditions	yes (1)	yes (1)
Expected turnover during the vesting period	0%	0%

(1)	The acquisition of free shares is contingent for key and new employees upon the achievement of the two performance criteria below:

•	Half of the Shares allocated will not be acquired until the later of the following two dates: (i) the end of the two (2)-year acquisition period which runs from today and (ii) submission of the application for market authorization from the FDA for Viaskin Peanut.

•	Half of the Shares allocated will not be acquired until the later of the following two dates: (i) the end of the two (2)-year acquisition period which runs from today and (ii) the first date of sale of Viaskin Peanut in the United States.

Summary Of Change in Number of BCE4 Outstanding

Change in Number of Free Shares Outstanding

	Year ended December 31,
Number of Free shares	2015	2016	2017
Balance at beginning of period	641,360	1,008,329	1,036,850
Granted during the period	750,500	310,350	46,500
Forfeited during the period	61,833	24,000	18,650
Exercised during the period	321,698	257,829	241,844
Expired during the period	—	—	—
Balance at end of period	1,008,329	1,036,850	822,856

Board of Director [Member]
Summary Of Change in Number of Outstanding shares

By a decision by the Board of Directors meeting held on November 22, 2011, the BSA2 warrants became exercisable beginning on the date of the first quotation of the shares of the Company on the Euronext regulated market in Paris.

Details of BSA2

Date of grant (Board of Directors)	01/21/2009	01/21/2009	01/21/2009	01/21/2009	01/21/2009
Vesting period (years)	0	1	2	3	4
Plan expiration date	01/20/2019	01/20/2019	01/20/2019	01/20/2019	01/20/2019
Number of BSA2 granted	4,822	2,680	1,072	1,072	1,070
Share entitlement per BSA2(1)	15	15	15	15	15
Exercise price (in euros)	65	65	65	65	65
Valuation method used	Black - Scholes
Grant date share fair value (in euros)	70	70	70	70	70
Expected volatility	40%	40%	40%	40%	40%
Average life of BSA2 (in years)	5.0	5.5	6.0	6.5	7.0
Discount rate(2)	2.71%	2.71%	2.98%	2.98%	3.11%
Expected dividends	0%	0%	0%	0%	0%
Performance conditions	NA	NA	NA	NA	NA
Fair value per BSA2 (in euros)	29.05	30.32	31.89	33.05	33.45

(1)	The number of shares takes into account an exercise parity adjusted by the division by 15 of the nominal value of the shares decided by the general meeting on December 9, 2011; each BSA2 warrant now gives the right to subscribe to 15 new shares instead of 1 new share. For the same reason, the exercise price of each BSA2 plan was adjusted as a result and is thus equal to 1/15th of the price initially determined by the general meeting that authorized each of the plans.
(2)	Based on French government bonds (GFRN) with a maturity corresponding to the maturity of BSA2.

BSAX [Member]
Summary Details of Share Based Payments

Details of BSAX

Date of grant (Board of Directors)	01/21/2009	01/21/2009	01/21/2009	01/21/2009	06/25/2010	06/25/2010	06/25/2010	06/25/2010
Vesting period (years)	1	2	3	4	1	2	3	4
Plan expiration date	01/20/2019	01/20/2019	01/20/2019	01/20/2019	06/24/2020	06/24/2020	06/24/2020	06/24/2020
Number of BSAX granted	77	77	77	75	457	457	456	455
Share entitlement per BSAX(1)	15	15	15	15	15	15	15	15
Exercise price (in euros)	65	65	65	65	65	65	65	65
Valuation method used	Black - Scholes
Grant date share fair value (in euros)	70	70	70	70	70	70	70	70
Expected volatility	40%	40%	40%	40%	40%	40%	40%	40%
Average life of BSAX (in years)	5.5	6.0	6.5	7.0	5.5	6.0	6.5	7.0
Discount rate(2)	2.71%	2.98%	2.98%	3.11%	2.04%	2.23%	2.23%	2.50%
Expected dividends	0%	0%	0%	0%	0%	0%	0%	0%
Performance conditions	NA	NA	NA	NA	NA	NA	NA	NA
Fair value per BSAX (in euros)	30.32	31.89	33.05	33.45	29.47	30.88	31.99	33.44

(1)	The number of shares takes into account an exercise parity adjusted by the division by 15 of the nominal value of the shares decided by the general meeting on December 9, 2011; each BSAX warrant now gives the right to subscribe to 15 new shares instead of 1 new share. For the same reason, the exercise price of each BSAX plan was adjusted as a result and is thus equal to 1/15th of the price initially determined by the general meeting that authorized each of the plans.
(2)	Based on French government bonds (GFRN) with a maturity corresponding to the maturity of BSAX.

Summary Of Change in Number of Outstanding shares

Change in Number of BSAX Outstanding

	Year ended December 31,
Number of BSAX	2015	2016	2017
Balance at beginning of period	2,131	1,036	1,036
Granted during the period	—	—	—
Forfeited during the period	—	—	—
Exercised during the period	1,095	—	1,036
Expired during the period	—	—	—
Balance at end of period	1,036	1,036	—

Summary Of Breakdown of the Closing Balance

Breakdown of the Closing Balance

	Year ended December 31,
	2014		2015		2016
Number of BSAX	Outstanding	Exercisable	Outstanding	Exercisable	Outstanding	Exercisable
BSAX with exercise price of €65	1,036	1,036	1,036	1,036	—	—
Total	1,036	1,036	1,036	1,036	—	—